[LOGO]   COLONIAL Mutual Funds
         One Financial Center
         Boston, Massachusetts 02111-2621
         (617) 426-3750







August 4, 1997

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Colonial Trust III (the "Trust")
    Colonial Select Value Fund (the "Fund")
    File Nos. 811-881 & 2-15184

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information dated February 28,1997; Revised August 1, 1997 for the Fund does not differ from that contained in Post-Effective Amendment No. 98 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on July 30, 1997.

Very truly yours,

COLONIAL SELECT VALUE FUND




By:Ellen Harrington
   Assistant Secretary


cc:  N. Antoun
     P. MacDougall
     D. Rie
     D. Sullivan (2)
     M. Telman
     D. Young (2)
     E. Edson